Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 110 TO

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

and

REGISTRATION STATEMENT

under

THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL FUNDS, INC.

(Exact name of Registrant as specified in Charter)

The Principal Financial Group

Des Moines, Iowa 50392

(Address of principal executive offices)

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Telephone Number (515) 248-3842

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Copy to:

MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)

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It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on (date), pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This filing relates only to the Series in the Registrant's Class A, Class B, Class C, and Class P shares prospectus, Institutional Class prospectus, Class J prospectus, and Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 prospectus, all dated February 29, 2012, and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 20th day of March, 2012.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett President, Chief Executive Officer
and Director

Attest: /s/ Beth Wilson Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board	March 20, 2012
R. C. Eucher

/s/ N. M. Everett	President, Chief Executive	March 20, 2012
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen	Vice President, Controller and	March 20, 2012
L. A. Rasmussen	Chief Financial Office (Principal
Financial Officer and Controller)

/s/ M. J. Beer	Executive Vice President and	March 20, 2012
M. J. Beer	Director

(E. Ballantine)*	Director	March 20, 2012
E. Ballantine

(L. T. Barnes)*	Director	March 20, 2012
L. T. Barnes

(K. Blake)*	Director	March 20, 2012
K. Blake

(C. Damos)*	Director	March 20, 2012
C. Damos

(R. W. Gilbert)*	Director	March 20, 2012
R. W. Gilbert

(M. A. Grimmett)*	Director	March 20, 2012
M. A. Grimmett

(F. S. Hirsch)*	Director	March 20, 2012
F. S. Hirsch

(T. Huang)*	Director	March 20, 20122
T. Huang

(W. C. Kimball)*	Director	March 20, 2012
W. C. Kimball

(B. A. Lukavsky)*	Director	March 20, 2012
B. A. Lukavsky

(D. Pavelich)*	Director	March 20, 2012
D. Pavelich

*By	/s/ M. J. Beer
M. J. Beer
Executive Vice President and Director

*	Pursuant to Powers of Attorney
Filed herein

Principal Funds, Inc.

POWER OF ATTORNEY

The member of the board of directors whose signature appears below, hereby constitutes and appoints Michael J. Beer, David J. Brown, Jill R. Brown, Ernest H. Gillum, Michael D. Roughton, and Beth C. Wilson, and each of them, his/her true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable Principal Funds, Inc. ("Principal Funds") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the following registration statements and any amendments thereto including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of Principal Funds any and all such registration statements and amendments filed with the Securities and Exchange Commission under the Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof: post-effective amendments to Principal Funds’ registration statement on Form N-1A (File No. 33-59474).

Date: March 12, 2012

/s/ E. Ballantine	/s/ L. T. Barnes
E. Ballantine	L. T. Barnes

/s/ K. Blake	/s/ C. Damos
K. Blake	C. Damos

/s./N. M. Everett	/s/ R. W. Gilbert
N. M. Everett	R. W. Gilbert

/s./ M. A. Grimmett	/s/ F. S. Hirsch
M. A. Grimmett	F. S. Hirsch

/s/ T. Huang	/s/ W. C. Kimball
T. Huang	W. C. Kimball

/s./ B. A. Lukavsky	/s/ D. Pavelich
B. A. Lukavsky	D. Pavelich

Exhibit No.	Exhibits

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document